Retirement Benefit and Other Post-retirement Obligations - Summary of Changes in Value of US PRMB (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Opening defined benefit obligation	£ (21)
Interest on plan liabilities	122	£ 127	£ 71
Closing defined benefit obligation	(19)	(21)
PRMB [member]
Disclosure of defined benefit plans [line items]
Interest on plan liabilities	1	0	1
Present value of defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
Exchange differences	0	6
Interest on plan liabilities	(121)	(127)
Actuarial gains – experience	(53)	(63)
Actuarial losses – financial	162	(32)
Benefits paid	154	149
Present value of defined benefit obligation [member] | PRMB [member]
Disclosure of defined benefit plans [line items]
Opening defined benefit obligation	(21)	(25)
Exchange differences	0	1
Interest on plan liabilities	(1)	0
Actuarial gains – experience	1	2
Actuarial losses – financial	0	(1)
Benefits paid	2	2
Closing defined benefit obligation	£ (19)	£ (21)	£ (25)